Contributed Equity (Tables)	12 Months Ended
Jun. 30, 2018
Summary of Contributed Equity

		Consolidated
	Note	June 30, 2018 A$	June 30, 2017 A$
Fully paid ordinary shares	18(a)	203,570,765	185,690,589
Options over ordinary shares – listed		9,661,954	9,661,954

		213,232,719	195,352,543

Summary of Ordinary Shares

(a) Ordinary Shares

		June 30, 2018		June 30, 2017
	Note	No.	A$	No.	A$
At the beginning of reporting period		2,079,742,938	185,690,589	2,061,630,944	184,868,978
Shares issued during year	18(b)	889,880,270	16,968,200	—	—
Exercise of options and warrants (Shares issued during the year)	18(b)	56,459,461	1,737,497	18,111,994	830,144
Transaction costs relating to share issues		—	(825,521)	—	(8,533)

At reporting date		3,026,082,669	203,570,765	2,079,742,938	185,690,589

Summary of Shares Issued

(b) Shares issued

2018 Details	Number	Issue Price A$	Total A$
Shares issued under Securities Purchase Agreement	263,126,800	0.01	3,806,390
Performance rights exercised (transfer from share-based payment reserve)	56,459,461	0.03	1,737,497
Share placement	326,192,381	0.021	6,850,040
Shares issued under Securities Purchase Agreement	300,561,089	0.021	6,311,770

	946,339,731		18,705,697

2017 Details	Number	Issue Price A$	Total A$
Performance rights exercised(transfer from share-based payment reserve)	18,111,991	0.05	830,143
Options exercised	3	0.20	1

	18,111,994		830,144

Summary of Unlisted Options

Unlisted Options

Expiration Date	Exercise Price	Number
December 12, 2018	$0.05019	147,628,500
August 4, 2020	$0.0237	371,445,231
October 30, 2020	$0.057	793,103
March 7, 2021	$0.04	1,026,272
August 4, 2025	$0.025	8,475,995
November 5, 2023	USD 0.025	197,345,100	*

Total		726,714,201

*

1 American Depository Shares (ADS) listed on NASDAQ equals 100 ordinary shares listed on ASX thus the number of warrants on issue has been grossed up and the exercise price adjusted accordingly in the above table to be comparable.